Acquisition Activity - Schedule of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	May. 31, 2015	Mar. 31, 2015	Feb. 28, 2015
Florida Bank Group, Inc.
Assets
Cash and cash equivalents	$ 72,982				$ 72,982
Investment securities	107,372				107,236
Loans	307,531				312,902
Other real estate owned	423				498
Core deposit intangible	4,489				0
Deferred tax asset, net	28,458				19,889
Other assets	20,868				29,817
Total Assets	542,123				543,324
Liabilities
Interest-bearing deposits	282,680				282,417
Non-interest-bearing deposits	109,548				109,548
Borrowings	68,598				60,000
Other liabilities	6,516				1,898
Total Liabilities	467,342				453,863
Florida Bank Group, Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents					0
Investment securities					136
Loans					(5,371)
Other real estate owned					(75)
Core deposit intangible					4,489
Deferred tax asset, net					8,569
Other assets					(8,949)
Total Assets					(1,201)
Liabilities
Interest-bearing deposits					263
Non-interest-bearing deposits					0
Borrowings					8,598
Other liabilities					4,618
Total Liabilities					$ 13,479
Old Florida Bancshares, Inc.
Assets
Cash and cash equivalents	360,688			$ 360,688
Investment securities	67,209			67,209
Loans held for sale	5,952			5,952
Loans	1,062,951			1,073,773
Other real estate owned	5,964			4,515
Core deposit intangible	6,821			0
Deferred tax asset, net	15,017			10,629
Other assets	23,311			30,549
Total Assets	1,547,913			1,553,315
Liabilities
Interest-bearing deposits	1,048,888			1,048,765
Non-interest-bearing deposits	340,869			340,869
Borrowings	1,528			1,528
Other liabilities	3,114			3,038
Total Liabilities	1,394,399			1,394,200
Old Florida Bancshares, Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents				0
Investment securities				0
Loans held for sale				0
Loans				(10,822)
Other real estate owned				1,449
Core deposit intangible				6,821
Deferred tax asset, net				4,388
Other assets				(7,238)
Total Assets				(5,402)
Liabilities
Interest-bearing deposits				123
Non-interest-bearing deposits				0
Borrowings				0
Other liabilities				76
Total Liabilities				$ 199
Georgia Commerce Bancshares Inc.
Assets
Cash and cash equivalents	51,059		$ 51,059
Investment securities	134,904		135,710
Loans held for sale	1,249		1,249
Loans	792,120		807,726
Other real estate owned	5,588		9,795
Core deposit intangible	6,720		0
Deferred tax asset, net	10,482		5,031
Other assets	28,295		28,952
Total Assets	1,030,417		1,039,522
Liabilities
Interest-bearing deposits	658,309		658,133
Non-interest-bearing deposits	249,739		249,739
Borrowings	13,203		13,203
Other liabilities	6,221		6,221
Total Liabilities	$ 927,472		$ 927,296
Georgia Commerce Bancshares Inc. | Preliminary Fair Value Adjustment
Assets
Cash and cash equivalents		$ 0
Investment securities		(806)
Loans held for sale		0
Loans		(15,606)
Other real estate owned		(4,207)
Core deposit intangible		6,720
Deferred tax asset, net		5,451
Other assets		(657)
Total Assets		(9,105)
Liabilities
Interest-bearing deposits		176
Non-interest-bearing deposits		0
Borrowings		0
Other liabilities		0
Total Liabilities		$ 176